Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 28, 2018
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Oct. 01, 2018
Center Coast Brookfield Energy Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	BEIYX
Center Coast Brookfield Energy Infrastructure Fund | Class A
Prospectus:
Trading Symbol	BEIAX
Center Coast Brookfield Energy Infrastructure Fund | Class C
Prospectus:
Trading Symbol	BEICX
Center Coast Brookfield Energy Infrastructure Fund | Class I
Prospectus:
Trading Symbol	BEIIX